VARIABLE ACCOUNT A
                        OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 1996

The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money Reserve, Intermediate Government Bond, Long-Term Corporate Bond, Capital Stock, Growth Stock, Multiple Strategy, High Yield, Natural Resources, Global Strategy, Balanced, and U.S. Treasury Securities, Series A through K 1994 Trust through 2011 Trust, 2013 Trust and 2014 Trust Divisions (constituting Variable Account A of Monarch Life Insurance Company) at December 31, 1996 and 1995 and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1996, by correspondence with the Series Fund and Trusts, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

March 21, 1997

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS                                                              Cost                Shares/Units           Market Value
                                                            ------------------      ------------------     ------------------
Investment in Merrill Lynch Series Fund, Inc.,
  at Market Value (Note 2):
  Money Reserve Portfolio                                     $    32,782,533              32,782,533        $    32,782,534
  Intermediate Government Bond Portfolio                           10,710,820                 938,924             10,262,439
  Long-Term Corporate Bond Portfolio                                8,628,059                 730,109              8,418,154
  Capital Stock Portfolio                                          21,420,378                 996,889             23,177,677
  Growth Stock Portfolio                                           17,234,106                 741,320             20,601,277
  Multiple Strategy Portfolio                                      72,868,181               4,428,346             75,857,566
  High Yield Portfolio                                             14,676,800               1,633,180             14,943,600
  Natural Resources Portfolio                                       1,704,081                 194,791              1,790,132
  Global Strategy Portfolio                                         6,713,405                 450,834              7,574,011
  Balanced Portfolio                                                3,795,929                 269,851              4,144,916
                                                            ------------------                             ------------------
                                                                  190,534,292                                    199,552,306
                                                            ------------------                             ------------------

Investment in The Merrill Lynch Fund of Stripped U.S. Treasury Securities,
Series A through K at Market Value (Note 2):
     1997 Trust                                                       986,447               1,235,894              1,232,063
     1998 Trust                                                       516,908                 628,708                591,709
     1999 Trust                                                       152,093                 202,729                179,519
     2000 Trust                                                       726,220               1,037,653                864,749
     2001 Trust                                                       701,583               1,241,477                973,641
     2002 Trust                                                        20,166                  36,256                 26,608
     2003 Trust                                                       834,915               1,849,560              1,227,886
     2004 Trust                                                        32,818                  55,389                 35,449
     2005 Trust                                                       760,870               1,467,750                885,758
     2006 Trust                                                       138,561                 325,580                186,746
     2007 Trust                                                       217,711                 645,991                345,004
     2008 Trust                                                       488,259               1,710,870                835,503
     2009 Trust                                                       183,746                 395,894                180,567
     2010 Trust                                                       169,671                 411,798                173,660
     2011 Trust                                                        21,067                  65,042                 25,848
     2013 Trust                                                        28,315                  90,199                 30,937
     2014 Trust                                                     1,384,112               4,564,249              1,442,896
                                                            ------------------                             ------------------
                                                                    7,363,462                                      9,238,543
                                                            ------------------                             ------------------
  Total Invested Assets                                        $  197,897,754                                 $  208,790,849
                                                            ==================                             ==================

The accompanying Notes are an integral part of these financial statments.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996 (Continued)
================================================================================

Total Invested Assets, at Market Value                                               $  208,790,849

Pending Trades                                                                              279,264
                                                                                  ------------------
  Total Assets                                                                          209,070,113
                                                                                  ------------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                 2,794,098
                                                                                  ------------------
  Total Liabilities                                                                       2,794,098
                                                                                  ------------------

  Net Assets                                                                         $  206,276,015
                                                                                  ==================
NET ASSETS
For Variable Life Insurance Policies                                                  $ 205,878,054
Retained in the Account by Monarch Life Insurance Company (Note 6)                          397,961
                                                                                  ------------------
   Total Net Assets                                                                   $ 206,276,015
                                                                                  ==================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995
================================================================================

ASSETS                                                              Cost               Shares/Units            Market Value
                                                              ------------------     ------------------      -----------------
Investment in Merrill Lynch Series Fund, Inc.,
  at Market Value (Note 2):
  Money Reserve Portfolio                                       $    37,035,827             37,035,827        $    37,035,827
  Intermediate Government Bond Portfolio                             11,964,048              1,035,110             11,810,605
  Long-Term Corporate Bond Portfolio                                  9,376,494                790,261              9,498,943
  Capital Stock Portfolio                                            20,315,941                915,020             21,850,682
  Growth Stock Portfolio                                             15,218,628                764,814             18,401,420
  Multiple Strategy Portfolio                                        70,996,781              4,328,376             74,621,200
  High Yield Portfolio                                               12,804,445              1,440,014             12,945,730
  Natural Resources Portfolio                                         1,148,071                144,007              1,176,541
  Global Strategy Portfolio                                           6,749,853                456,416              6,960,345
  Balanced Portfolio                                                  3,927,891                281,932              4,189,516
                                                              ------------------                             -----------------
                                                                    189,537,979                                   198,490,809
                                                              ------------------                             -----------------

Investment in The Merrill Lynch Fund of Stripped U.S. Treasury Securities,
Series A through K at Market Value (Note 2):
     1996 Trust                                                         531,655                605,300                602,146
     1997 Trust                                                       1,118,126              1,456,639              1,380,996
     1998 Trust                                                         546,738                676,098                607,630
     1999 Trust                                                         228,248                314,851                268,035
     2000 Trust                                                         832,269              1,227,313                991,460
     2001 Trust                                                         725,660              1,391,971              1,066,834
     2002 Trust                                                          20,610                 37,110                 26,809
     2003 Trust                                                         838,162              1,991,659              1,316,287
     2004 Trust                                                          39,358                 66,426                 42,497
     2005 Trust                                                         858,112              1,728,449              1,050,153
     2006 Trust                                                          82,886                236,533                137,350
     2007 Trust                                                         221,679                664,538                361,808
     2008 Trust                                                         558,265              2,002,621              1,003,313
     2009 Trust                                                         156,363                431,929                203,447
     2010 Trust                                                         145,396                400,400                175,231
     2011 Trust                                                          72,114                253,105                104,515
     2013 Trust                                                          21,491                 92,826                 33,422
     2014 Trust                                                       1,179,340              3,817,366              1,275,229
                                                              ------------------                             -----------------
                                                                      8,176,472                                    10,647,162
                                                              ------------------                             -----------------
  Total Invested Assets                                          $  197,714,451                                $  209,137,971
                                                              ==================                             =================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1995 (Continued)
================================================================================

Total Invested Assets, at Market Value                                                 $  209,137,971
Receivable from Securities Sold                                                               301,028
                                                                                     -----------------
  Total Assets                                                                            209,438,999
                                                                                     -----------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                   2,787,716
Pending Trades                                                                                 23,267
                                                                                     -----------------
  Total Liabilities                                                                         2,810,983
                                                                                     -----------------

  Net Assets                                                                           $  206,628,016
                                                                                     =================
NET ASSETS
For Variable Life Insurance Policies                                                    $ 205,460,641
Retained in the Account by Monarch Life Insurance Company (See Note 6)                      1,167,375
                                                                                     -----------------
   Total Net Assets                                                                     $ 206,628,016
                                                                                     =================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 and 1994
================================================================================

                                                                                 TOTALS - ALL DIVISIONS
                                                            ----------------------------------------------------------------
                                                                  1996                    1995                   1994
                                                            ------------------      ------------------     -----------------
Investment Income:
 Dividends (Note 2)                                           $    18,987,183         $    15,629,614        $    25,996,668
 Risk Charges and Administrative Expenses (Note 3)                 (1,187,489)             (1,205,355)            (1,805,685)
 Transaction Charges (Note 4)                                         (33,193)                (39,856)               (46,666)
                                                            ------------------      ------------------     ------------------
  Net Investment Income                                            17,766,501              14,384,403             24,144,317
                                                            ------------------      ------------------     ------------------

Net Realized Gains                                                  3,392,898               2,794,966              2,602,180
Net Unrealized Gains (Losses)                                        (530,425)             14,248,391            (35,959,961)
                                                            ------------------      ------------------     ------------------
  Net Realized and Unrealized Gains (Losses)                        2,862,473              17,043,357            (33,357,781)
                                                            ------------------      ------------------     ------------------

Net Decrease in Net Assets
 Resulting from Operations                                         20,628,974              31,427,760             (9,213,464)
                                                            ------------------      ------------------     ------------------

Transfers of Net Premiums                                           6,678,446               7,752,891             10,286,389
Transfers of Policy Loading, Net                                     (826,215)             (1,338,207)            (1,949,708)
Transfers Due to Deaths                                            (2,089,356)             (1,923,390)            (1,079,467)
Transfers Due to Other Terminations                               (15,546,388)            (27,239,633)           (41,501,886)
Transfers Due to Policy Loans                                      (3,202,534)             (5,682,987)            (8,424,647)
Transfers of Cost of Insurance                                     (5,420,400)             (4,122,936)            (6,692,074)
Transfers of Loan Processing Charges                                 (574,528)               (560,865)              (113,254)
Transfers Among Investment Divisions                                       --                      --                     --
                                                            ------------------      ------------------     ------------------

Net Increase (Decrease)  in Net Assets
 Resulting from Principal Transactions                            (20,980,975)            (33,115,127)           (49,474,647)
                                                            ------------------      ------------------     ------------------

Total Decreases in Net Assets                                        (352,001)             (1,687,367)           (58,688,111)
Net Assets - Beginning  Balance                                   206,628,016             208,315,383            267,003,494
                                                            ------------------      ------------------     ------------------
Net Assets - Ending  Balance                                   $  206,276,015          $  206,628,016         $  208,315,383
                                                            ==================      ==================     ==================

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 and 1994
================================================================================

                                                                                                         Intermediate
                                                                                        Money             Government
                                                                                       Reserve               Bond
                                                                 Total                 Division            Division
                                                          ---------------------    -----------------    ----------------
Investment Income:
 Dividends (Note 2)                                       $         18,987,183    $       1,953,814    $        740,427
 Risk Charges and Administrative Expenses (Note 3)                  (1,187,489)            (218,895)            (60,260)
 Transaction Charges (Note 4)                                          (33,193)                  --                  --
                                                          ---------------------    -----------------    ----------------
  Net Investment Income (Loss)                                      17,766,501            1,734,919             680,167
                                                          ---------------------    -----------------    ----------------

Net Realized Gains (Losses)                                          3,392,898                   --            (205,868)
Net Unrealized Gains (Losses)                                         (530,425)                  --            (294,938)
                                                          ---------------------    -----------------    ----------------
  Net Realized and Unrealized Gains (Losses)                         2,862,473                   --            (500,806)
                                                          ---------------------    -----------------    ----------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                          20,628,974            1,734,919             179,361
                                                          ---------------------    -----------------    ----------------

Transfers of Net Premiums                                            6,678,446            1,390,653             376,810
Transfers of Policy Loading, Net                                      (826,215)            (186,546)            (30,199)
Transfers Due to Deaths                                             (2,089,356)            (539,195)           (320,149)
Transfers Due to Other Terminations                                (15,546,388)          (4,071,685)           (622,483)
Transfers Due to Policy Loans                                       (3,202,534)            (808,391)           (199,883)
Transfers of Cost of Insurance                                      (5,420,400)          (1,096,123)           (197,432)
Transfers of Loan Processing Charges                                  (574,528)            (148,506)            (22,179)
Transfers Among Investment Divisions                                        --             (707,280)           (707,920)
                                                          ---------------------    -----------------    ----------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                             (20,980,975)          (6,167,073)         (1,723,435)
                                                          ---------------------    -----------------    ----------------

Total Increase (Decrease) in Net Assets                               (352,001)          (4,432,154)         (1,544,074)
Net Assets - Beginning Balance                                     206,628,016           34,550,651          11,812,232
                                                          ---------------------    -----------------    ----------------
Net Assets - Ending Balance                               $        206,276,015      $     30,118,497      $  10,268,158
                                                          =====================    =================    ================
                                                            Long-Term
                                                            Corporate              Capital                 Growth
                                                              Bond                  Stock                   Stock
                                                            Division              Division                Division
                                                     ----------------     ------------------     --------------------
Investment Income:
 Dividends (Note 2)                                 $        606,161     $        3,648,547      $           630,799
 Risk Charges and Administrative Expenses (Note 3)           (47,967)              (127,867)                (105,641)
 Transaction Charges (Note 4)                                     --                     --                       --
                                                     ----------------     ------------------     --------------------
  Net Investment Income (Loss)                               558,194              3,520,680                  525,158
                                                     ----------------     ------------------     --------------------

Net Realized Gains (Losses)                                  (58,852)              (553,576)               2,366,424
Net Unrealized Gains (Losses)                               (332,355)               222,558                  184,380
                                                     ----------------     ------------------     --------------------
  Net Realized and Unrealized Gains (Losses)                (391,207)              (331,018)               2,550,804
                                                     ----------------     ------------------     --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   166,987              3,189,662                3,075,962
                                                     ----------------     ------------------     --------------------

Transfers of Net Premiums                                    469,719                983,546                  589,029
Transfers of Policy Loading, Net                             (22,352)               (74,123)                 (70,623)
Transfers Due to Deaths                                     (150,387)              (288,823)                (130,987)
Transfers Due to Other Terminations                         (493,596)            (1,656,408)              (1,218,537)
Transfers Due to Policy Loans                               (207,878)              (364,439)                (543,659)
Transfers of Cost of Insurance                              (291,535)              (657,865)                (558,150)
Transfers of Loan Processing Charges                         (25,695)               (52,769)                 (52,671)
Transfers Among Investment Divisions                        (516,212)               362,333                1,109,839
                                                     ----------------     ------------------     --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (1,237,936)            (1,748,548)                (875,759)
                                                     ----------------     ------------------     --------------------

Total Increase (Decrease) in Net Assets                   (1,070,949)             1,441,114                2,200,203
Net Assets - Beginning Balance                             9,499,738             21,803,966               18,401,073
                                                     ----------------     ------------------     --------------------
Net Assets - Ending Balance                          $      8,428,789      $     23,245,080      $        20,601,276
                                                     ================     ==================     ====================


                                                          Multiple              High
                                                          Strategy             Yield
                                                          Division            Division
                                                     -----------------  -------------------
Investment Income:
 Dividends (Note 2)                                $      9,895,507    $       1,013,989
 Risk Charges and Administrative Expenses (Note 3)         (425,770)             (65,968)
 Transaction Charges (Note 4)                                    --                   --
                                                   -----------------  -------------------
  Net Investment Income (Loss)                            9,469,737              948,021
                                                   -----------------  -------------------

Net Realized Gains (Losses)                                 657,056              320,976
Net Unrealized Gains (Losses)                              (635,033)             125,517
                                                   -----------------  -------------------
  Net Realized and Unrealized Gains (Losses)                 22,023              446,493
                                                   -----------------  -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                9,491,760            1,394,514
                                                   -----------------  -------------------

Transfers of Net Premiums                                 2,304,353               85,778
Transfers of Policy Loading, Net                           (267,746)             (55,165)
Transfers Due to Deaths                                    (627,831)                  --
Transfers Due to Other Terminations                      (5,392,022)            (598,006)
Transfers Due to Policy Loans                              (917,996)            (192,457)
Transfers of Cost of Insurance                           (1,908,400)            (206,994)
Transfers of Loan Processing Charges                       (168,573)             (35,076)
Transfers Among Investment Divisions                     (1,267,633)           1,605,252
                                                   -----------------  -------------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (8,245,848)             603,332
                                                   -----------------  -------------------

Total Increase (Decrease) in Net Assets                   1,245,912            1,997,846
Net Assets - Beginning Balance                           74,611,642           12,945,754
                                                   -----------------  -------------------
Net Assets - Ending Balance                        $     75,857,554     $     14,943,600
                                                   =================  ===================

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (Continued)
================================================================================

                                                          Natural           Global
                                                         Resources         Strategy            Balanced              1996
                                                         Division          Division            Division            Division
                                                      --------------   ----------------   ===============    ==============
Investment Income:
 Dividends (Note 2)                                 $      27,129   $        221,559     $        249,251   $           --
 Risk Charges and Administrative Expenses (Note 3)         (9,175)           (44,704)            (25,918)             (446)
 Transaction Charges (Note 4)                                  --                 --                  --              (258)
                                                    --------------   ----------------     ---------------    --------------
  Net Investment Income (Loss)                             17,954            176,855             223,333              (704)
                                                    --------------   ----------------     ---------------    --------------

Net Realized Gains (Losses)                               117,627             97,571              56,553            73,608
Net Unrealized Gains (Losses)                              57,580            650,114              87,362           (70,492)
                                                    --------------   ----------------     ---------------    --------------
  Net Realized and Unrealized Gains (Losses)              175,207            747,685             143,915             3,116
                                                    --------------   ----------------     ---------------    --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                193,161            924,540             367,248             2,412
                                                    --------------   ----------------     ---------------    --------------

Transfers of Net Premiums                                  33,315            206,976             172,212               205
Transfers of Policy Loading, Net                           (9,483)           (39,817)            (18,958)           (1,313)
Transfers Due to Deaths                                        --            (21,707)                 --                --
Transfers Due to Other Terminations                       (54,938)          (501,822)           (205,624)            3,707
Transfers Due to Policy Loans                              26,230              3,943             (92,423)               --
Transfers of Cost of Insurance                            (37,113)          (166,307)           (105,104)            3,002
Transfers of Loan Processing Charges                       (8,291)           (25,441)             (8,428)             (243)
Transfers Among Investment Divisions                      488,528            251,982            (153,712)         (609,681)
                                                    --------------   ----------------     ---------------    --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    438,248           (292,193)           (412,037)         (604,323)
                                                    --------------   ----------------     ---------------    --------------

Total Increase (Decrease) in Net Assets                   631,409            632,347             (44,789)         (601,911)
Net Assets - Beginning Balance                          1,176,526          6,989,618           4,189,705           601,911
                                                    --------------   ----------------     ---------------    --------------
Net Assets - Ending Balance                          $  1,807,935    $     7,621,965      $     4,144,916    $          --
                                                    ==============   ================     ===============    ==============


                                                           1997          1998            1999           2000
                                                         Division      Division        Division       Division
                                                   ==============   ============== =============   =============
Investment Income:
 Dividends (Note 2)                                $      --       $               $     --       $         --
 Risk Charges and Administrative Expenses (Note 3)       (7,711)          (3,161)        (1,089)        (5,303)
 Transaction Charges (Note 4)                            (4,581)          (2,016)          (718)        (3,212)
                                                   -------------   --------------  -------------  -------------
  Net Investment Income (Loss)                          (12,292)          (5,177)        (1,807)        (8,515)
                                                   -------------   --------------  -------------  -------------

Net Realized Gains (Losses)                              84,336           13,159         19,268         47,545
Net Unrealized Gains (Losses)                           (17,253)          13,909        (12,362)       (20,662)
                                                   -------------   --------------  -------------  -------------
  Net Realized and Unrealized Gains (Losses)             67,083           27,068          6,906         26,883
                                                   -------------   --------------  -------------  -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               54,791           21,891          5,099         18,368
                                                   -------------   --------------  -------------  -------------

Transfers of Net Premiums                                15,705              468            666            171
Transfers of Policy Loading, Net                         (5,073)          (1,859)          (324)        (4,263)
Transfers Due to Deaths                                  (2,014)              --             --             --
Transfers Due to Other Terminations                    (172,040)         (25,336)       (48,988)      (120,722)
Transfers Due to Policy Loans                            18,991           (4,085)            53          9,478
Transfers of Cost of Insurance                          (22,897)         (10,246)        (3,089)       (16,487)
Transfers of Loan Processing Charges                     (2,009)          (1,455)            58         (1,431)
Transfers Among Investment Divisions                    (34,403)           4,702        (41,993)       (11,822)
                                                   -------------   --------------  -------------  -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (203,740)         (37,811)       (93,617)      (145,076)
                                                   -------------   --------------  -------------  -------------

Total Increase (Decrease) in Net Assets                (148,949)         (15,920)       (88,518)      (126,708)
Net Assets - Beginning Balance                        1,380,980          607,615        268,016        991,436
                                                   -------------   --------------  -------------  -------------
Net Assets - Ending Balance                          $1,232,031      $   591,695    $   179,498    $   864,728
                                                   ==============   ============== =============  =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 (Continued)
================================================================================

                                                        2001              2002          2003           2004              2005
                                                      Division          Division      Division       Division          Division
                                                   ==============    ============= ============== =============   ==============
Investment Income:
 Dividends (Note 2)                               $          --     $         --   $         --  $         --     $       --
 Risk Charges and Administrative Expenses (Note 3)       (5,445)            (161)        (7,458)         (193)           (5,050)
 Transaction Charges (Note 4)                            (3,424)             (89)        (4,297)         (126)           (3,067)
                                                  --------------    ------------- -------------- -------------    --------------
  Net Investment Income (Loss)                           (8,869)            (250)       (11,755)         (319)           (8,117)
                                                  --------------    ------------- -------------- -------------    --------------

Net Realized Gains (Losses)                              89,217              162         87,312           338            51,549
Net Unrealized Gains (Losses)                           (69,116)             244        (85,155)         (509)          (67,154)
                                                  --------------    ------------- -------------- -------------    --------------
  Net Realized and Unrealized Gains (Losses)             20,101              406          2,157          (171)          (15,605)
                                                  --------------    ------------- -------------- -------------    --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               11,232              156         (9,598)         (490)          (23,722)
                                                  --------------    ------------- -------------- -------------    --------------

Transfers of Net Premiums                                 1,235               --          7,967           122             2,530
Transfers of Policy Loading, Net                         (3,230)             (22)        (5,073)         (700)             (603)
Transfers Due to Deaths                                  (2,479)              --         (2,735)           --                --
Transfers Due to Other Terminations                    (131,950)               4       (144,534)           41               321
Transfers Due to Policy Loans                            34,414               --         93,036            --           (11,564)
Transfers of Cost of Insurance                          (19,122)            (332)       (18,976)       (4,131)          (12,069)
Transfers of Loan Processing Charges                     (2,186)               1         (1,375)       (1,772)             (947)
Transfers Among Investment Divisions                     18,896              (12)        (7,112)         (116)         (118,339)
                                                  --------------    ------------- -------------- -------------    --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (104,422)            (361)       (78,802)       (6,556)         (140,671)
                                                  --------------    ------------- -------------- -------------    --------------

Total Increase (Decrease) in Net Assets                 (93,190)            (205)       (88,400)       (7,046)         (164,393)
Net Assets - Beginning Balance                        1,066,808           26,789      1,316,254        42,479         1,050,127
                                                  --------------    ------------- -------------- -------------    --------------
Net Assets - Ending Balance                         $   973,618     $     26,584     $1,227,854  $     35,433       $   885,734
                                                  ==============    ============= ============== =============    ==============

                                                          2006             2007          2008
                                                        Division         Division      Division
                                                   ==============    ============= =============
Investment Income:
 Dividends (Note 2)                                $         --      $         --  $         --
 Risk Charges and Administrative Expenses (Note 3)          (883)          (2,076)       (4,519)
 Transaction Charges (Note 4)                               (547)          (1,145)       (3,014)
                                                   --------------    ------------- -------------
  Net Investment Income (Loss)                            (1,430)          (3,221)       (7,533)
                                                   --------------    ------------- -------------

Net Realized Gains (Losses)                                6,992            5,571        67,938
Net Unrealized Gains (Losses)                             (6,280)         (12,835)      (97,804)
                                                   --------------    ------------- -------------
  Net Realized and Unrealized Gains (Losses)                 712           (7,264)      (29,866)
                                                   --------------    ------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (718)         (10,485)      (37,399)
                                                   --------------    ------------- -------------

Transfers of Net Premiums                                  1,172            4,854         7,502
Transfers of Policy Loading, Net                          (1,478)          (1,392)         (636)
Transfers Due to Deaths                                   (3,049)              --            --
Transfers Due to Other Terminations                      (10,922)              39           182
Transfers Due to Policy Loans                                 --            1,733        (7,994)
Transfers of Cost of Insurance                            (2,983)          (9,363)      (32,110)
Transfers of Loan Processing Charges                        (216)          (2,114)       (4,719)
Transfers Among Investment Divisions                      67,591             (110)      (92,632)
                                                   --------------    ------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    50,115           (6,353)     (130,407)
                                                   --------------    ------------- -------------

Total Increase (Decrease) in Net Assets                   49,397          (16,838)     (167,806)
Net Assets - Beginning Balance                           137,343          361,833     1,003,290
                                                   --------------    ------------- -------------
Net Assets - Ending Balance                          $   186,740      $   344,995   $   835,484
                                                   ==============    ============= =============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 (Continued)
================================================================================

                                                         2009           2010          2011           2013          2014
                                                      Division       Division      Division       Division      Division
                                                  ==============   ============= ============== ============= ==============
Investment Income:
 Dividends (Note 2)                               $          --    $      --     $       --     $      --     $       --
 Risk Charges and Administrative Expenses (Note 3)       (1,599)         (1,164)          (262)         (183)        (8,621)
 Transaction Charges (Note 4)                              (895)           (653)          (134)         (106)        (4,911)
                                                  --------------   ------------- -------------- ------------- --------------
  Net Investment Income (Loss)                           (2,494)         (1,817)          (396)         (289)       (13,532)
                                                  --------------   ------------- -------------- ------------- --------------

Net Realized Gains (Losses)                              22,760          13,518         19,215         6,649        (14,150)
Net Unrealized Gains (Losses)                           (50,263)        (25,847)       (27,619)       (9,308)       (37,104)
                                                  --------------   ------------- -------------- ------------- --------------
  Net Realized and Unrealized Gains (Losses)            (27,503)        (12,329)        (8,404)       (2,659)       (51,254)
                                                  --------------   ------------- -------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                              (29,997)        (14,146)        (8,800)       (2,948)       (64,786)
                                                  --------------   ------------- -------------- ------------- --------------

Transfers of Net Premiums                                 4,254             620          1,911            --         16,673
Transfers of Policy Loading, Net                         (3,766)         (5,610)          (306)          601        (16,156)
Transfers Due to Deaths                                      --              --             --            --             --
Transfers Due to Other Terminations                        (151)           (134)       (57,880)          (40)       (22,864)
Transfers Due to Policy Loans                                60           1,795        (12,439)           --        (29,059)
Transfers of Cost of Insurance                           (6,636)         (2,047)          (348)         (305)       (37,238)
Transfers of Loan Processing Charges                     (1,957)           (363)            72           (10)        (6,233)
Transfers Among Investment Divisions                     15,313          18,338           (871)          204        326,870
                                                  --------------   ------------- -------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    7,117          12,599        (69,861)          450        231,993
                                                  --------------   ------------- -------------- ------------- --------------

Total Increase (Decrease) in Net Assets                 (22,880)         (1,547)       (78,661)       (2,498)       167,207
Net Assets - Beginning Balance                          203,442         175,227        104,493        33,415      1,275,653
                                                  --------------   ------------- -------------- ------------- --------------
Net Assets - Ending Balance                         $   180,562     $   173,680   $     25,832  $     30,917  $   1,442,860
                                                  ==============   ============= ============== ============= ==============

The accompanying notes are an integral part of these financial statements.


VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995 (Continued)
================================================================================

                                                                                               Intermediate       Long-Term
                                                                                 Money          Government        Corporate
                                                                                Reserve            Bond             Bond
                                                               Total           Division          Division         Division
                                                          ================= ================  ===============   ==============
Investment Income:
 Dividends (Note 2)                                       $     15,629,614  $     2,393,549   $      881,130    $     662,908
 Risk Charges and Administrative Expenses (Note 3)              (1,205,355)        (248,845)         (68,433)         (49,407)
 Transaction Charges (Note 4)                                      (39,856)              --               --               --
                                                          ----------------- ----------------  ---------------   --------------
  Net Investment Income                                         14,384,403        2,144,704          812,697          613,501
                                                          ----------------- ----------------  ---------------   --------------

Net Realized Gains (Losses)                                      2,794,966               --         (116,529)         (91,306)
Net Unrealized Gains (Losses)                                   14,248,391               --        1,339,195        1,133,794
                                                          ----------------- ----------------  ---------------   --------------
  Net Realized and Unrealized Gains                             17,043,357               --        1,222,666        1,042,488
                                                          ----------------- ----------------  ---------------   --------------

Net Increase in Net Assets
 Resulting from Operations                                      31,427,760        2,144,704        2,035,363        1,655,989
                                                          ----------------- ----------------  ---------------   --------------

Transfers of Net Premiums                                        7,752,891        1,654,257          418,910          521,103
Transfers of Policy Loading, Net                                (1,338,207)        (498,785)         (58,553)         (29,413)
Transfers Due to Deaths                                         (1,923,390)        (504,352)         (67,458)        (105,191)
Transfers Due to Other Terminations                            (27,239,633)      (7,195,392)      (1,740,884)      (1,085,390)
Transfers Due to Policy Loans                                   (5,682,987)        (830,160)        (307,187)        (309,937)
Transfers of Cost of Insurance                                  (4,122,936)           7,514         (286,848)        (330,600)
Transfers of Loan Processing Charges                              (560,865)        (162,739)         (23,972)         (27,343)
Transfers Among Investment Divisions                                    --       (3,188,763)         241,980          431,116
                                                          ----------------- ----------------  ---------------   --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                         (33,115,127)     (10,718,420)      (1,824,012)        (935,655)
                                                          ----------------- ----------------  ---------------   --------------

Total Increase (Decrease) in Net Assets                         (1,687,367)      (8,573,716)         211,351          720,334
Net Assets - Beginning Balance                                 208,315,383       43,124,367       11,600,881        8,779,404
                                                          ----------------- ----------------  ---------------   --------------
Net Assets - Ending Balance                                $   206,628,016   $   34,550,651    $  11,812,232     $  9,499,738
                                                          ================= ================  ===============   ==============
                                                          Capital            Growth           Multiple            High
                                                           Stock              Stock           Strategy           Yield
                                                         Division           Division          Division          Division
                                                       ==============    ================  ===============   ===============
Investment Income:
 Dividends (Note 2)                                    $   1,844,220     $     1,017,841    $   7,113,129    $      947,625
 Risk Charges and Administrative Expenses (Note 3)          (125,066)            (90,670)        (419,263)          (59,652)
 Transaction Charges (Note 4)                                     --                  --               --                --
                                                       --------------    ----------------  ---------------   ---------------
  Net Investment Income                                    1,719,154             927,171        6,693,866           887,973
                                                       --------------    ----------------  ---------------   ---------------

Net Realized Gains (Losses)                                   33,100            (155,280)       1,181,375           534,784
Net Unrealized Gains (Losses)                              2,251,298           4,012,236        3,579,711           203,166
                                                       --------------    ----------------  ---------------   ---------------
  Net Realized and Unrealized Gains                        2,284,398           3,856,956        4,761,086           737,950
                                                       --------------    ----------------  ---------------   ---------------

Net Increase in Net Assets
 Resulting from Operations                                 4,003,552           4,784,127       11,454,952         1,625,923
                                                       --------------    ----------------  ---------------   ---------------

Transfers of Net Premiums                                  1,091,133             659,703        2,747,978            90,251
Transfers of Policy Loading, Net                             (97,153)            (74,068)        (368,908)          (52,219)
Transfers Due to Deaths                                     (224,327)           (141,518)        (475,912)         (106,172)
Transfers Due to Other Terminations                       (3,384,750)         (2,461,771)      (8,414,165)         (265,484)
Transfers Due to Policy Loans                             (1,131,109)           (406,176)      (1,330,002)         (428,919)
Transfers of Cost of Insurance                              (612,948)           (447,075)      (1,801,898)         (169,062)
Transfers of Loan Processing Charges                         (45,598)            (46,515)        (160,359)          (31,242)
Transfers Among Investment Divisions                       1,042,518           2,733,312          388,435           227,947
                                                       --------------    ----------------  ---------------   ---------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (3,362,234)           (184,108)      (9,414,831)         (734,900)
                                                       --------------    ----------------  ---------------   ---------------

Total Increase (Decrease) in Net Assets                      641,318           4,600,019        2,040,121           891,023
Net Assets - Beginning Balance                            21,162,648          13,801,054       72,571,521        12,054,731
                                                       --------------    ----------------  ---------------   ---------------
Net Assets - Ending Balance                             $ 21,803,966      $   18,401,073     $ 74,611,642     $  12,945,754
                                                       ==============    ================  ===============   ===============

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================

                                                      Natural         Global
                                                     Resources       Strategy      Balanced        1995
                                                     Division        Division      Division      Division
                                                   ==============  ============= ============= ==============
Investment Income:
 Dividends (Note 2)                                 $     25,061    $   444,315   $   299,836  $          --
 Risk Charges and Administrative Expenses (Note 3)        (7,254)       (47,738)      (23,603)        (8,949)
 Transaction Charges (Note 4)                                 --             --            --         (5,852)
                                                   --------------  ------------- ------------- --------------
  Net Investment Income                                   17,807        396,577       276,233        (14,801)
                                                   --------------  ------------- ------------- --------------

Net Realized Gains (Losses)                               35,772       (276,686)       54,721        548,146
Net Unrealized Gains (Losses)                             81,456        589,623       401,879       (432,073)
                                                   --------------  ------------- ------------- --------------
  Net Realized and Unrealized Gains                      117,228        312,937       456,600        116,073
                                                   --------------  ------------- ------------- --------------

Net Increase in Net Assets
 Resulting from Operations                               135,035        709,514       732,833        101,272
                                                   --------------  ------------- ------------- --------------

Transfers of Net Premiums                                 38,032        269,695       193,695          8,095
Transfers of Policy Loading, Net                         (12,686)       (63,489)      (26,682)       (11,465)
Transfers Due to Deaths                                     (236)       (34,995)         (168)            --
Transfers Due to Other Terminations                     (105,770)    (1,181,864)     (386,284)      (237,910)
Transfers Due to Policy Loans                             19,901       (306,809)     (262,728)       (62,738)
Transfers of Cost of Insurance                           (27,011)      (155,716)     (110,740)       (11,266)
Transfers of Loan Processing Charges                      (6,809)       (21,094)       (8,517)        (3,035)
Transfers Among Investment Divisions                     (71,471)    (1,394,953)      481,889     (1,898,379)
                                                   --------------  ------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (166,050)    (2,889,225)     (119,535)    (2,216,698)
                                                   --------------  ------------- ------------- --------------

Total Increase (Decrease) in Net Assets                  (31,015)    (2,179,711)      613,298     (2,115,426)
Net Assets - Beginning Balance                         1,207,541      9,169,329     3,576,407      2,115,426
                                                   --------------  ------------- ------------- --------------
Net Assets - Ending Balance                         $  1,176,526    $ 6,989,618   $ 4,189,705   $         --
                                                   ==============  ============= ============= ==============

                                                       1996          1997           1998          1999
                                                     Division      Division       Division      Division
                                                   ============= ============== ============= ==============
Investment Income:
 Dividends (Note 2)                                $      --     $       --     $      --     $       --
 Risk Charges and Administrative Expenses (Note 3)       (4,692)        (8,118)       (4,299)        (1,345)
 Transaction Charges (Note 4)                            (2,817)        (4,824)       (2,677)          (862)
                                                   ------------- -------------- ------------- --------------
  Net Investment Income                                  (7,509)       (12,942)       (6,976)        (2,207)
                                                   ------------- -------------- ------------- --------------

Net Realized Gains (Losses)                             110,733         91,641       121,899          5,510
Net Unrealized Gains (Losses)                           (47,668)        53,188       (19,935)        32,729
                                                   ------------- -------------- ------------- --------------
  Net Realized and Unrealized Gains                      63,065        144,829       101,964         38,239
                                                   ------------- -------------- ------------- --------------

Net Increase in Net Assets
 Resulting from Operations                               55,556        131,887        94,988         36,032
                                                   ------------- -------------- ------------- --------------

Transfers of Net Premiums                                   680         17,202         1,005            666
Transfers of Policy Loading, Net                         (8,414)        (8,088)       (3,139)        (1,286)
Transfers Due to Deaths                                      --           (950)           --             --
Transfers Due to Other Terminations                    (142,529)      (110,739)      (43,179)          (105)
Transfers Due to Policy Loans                          (169,822)       (14,258)      (65,676)            51
Transfers of Cost of Insurance                          (12,479)       (20,768)       (8,913)        (3,721)
Transfers of Loan Processing Charges                     (2,605)        (1,879)         (581)           (89)
Transfers Among Investment Divisions                    (44,067)         3,428      (138,211)        15,059
                                                   ------------- -------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (379,236)      (136,052)     (258,694)        10,575
                                                   ------------- -------------- ------------- --------------

Total Increase (Decrease) in Net Assets                (323,680)        (4,165)     (163,706)        46,607
Net Assets - Beginning Balance                          925,591      1,385,145       771,321        221,409
                                                   ------------- -------------- ------------- --------------
Net Assets - Ending Balance                         $   601,911     $1,380,980   $   607,615    $   268,016
                                                  ============== ============== ============= ==============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================

                                                        2000              2001            2002          2003          2004
                                                      Division          Division        Division      Division      Division
                                                    =============    ==============  ============= ============= ==============
Investment Income:
 Dividends (Note 2)                                 $      --        $          --   $     --      $       --    $       --      --
 Risk Charges and Administrative Expenses (Note 3)        (6,594)           (5,903)          (182)       (7,050)          (242)
 Transaction Charges (Note 4)                             (3,948)           (3,666)          (101)       (4,068)          (154)
                                                    -------------    --------------  ------------- ------------- --------------
  Net Investment Income                                  (10,542)           (9,569)          (283)      (11,118)          (396)
                                                    -------------    --------------  ------------- ------------- --------------

Net Realized Gains (Losses)                               95,254           123,075          2,371        16,061          7,026
Net Unrealized Gains (Losses)                            105,966            83,458          3,879       275,061          3,822
                                                    -------------    --------------  ------------- ------------- --------------
  Net Realized and Unrealized Gains                      201,220           206,533          6,250       291,122         10,848
                                                    -------------    --------------  ------------- ------------- --------------

Net Increase in Net Assets
 Resulting from Operations                               190,678           196,964          5,967       280,004         10,452
                                                    -------------    --------------  ------------- ------------- --------------

Transfers of Net Premiums                                    577             1,658             --        10,836            122
Transfers of Policy Loading, Net                          (6,853)           (5,699)          (232)       (5,399)        (1,336)
Transfers Due to Deaths                                 (262,111)               --             --            --             --
Transfers Due to Other Terminations                         (933)          (61,890)        (1,372)       (4,496)            48
Transfers Due to Policy Loans                            (16,644)            4,689             --        (1,252)            --
Transfers of Cost of Insurance                           (16,097)          (16,373)          (411)      (16,352)        (3,561)
Transfers of Loan Processing Charges                      (1,212)           (1,483)             1        (1,428)        (1,690)
Transfers Among Investment Divisions                      18,899           (14,788)          (664)        6,524        (11,409)
                                                   --------------    --------------  ------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (284,374)          (93,886)        (2,678)      (11,567)       (17,826)
                                                    -------------    --------------  ------------- ------------- --------------

Total Increase (Decrease) in Net Assets                  (93,696)          103,078          3,289       268,437         (7,374)
Net Assets - Beginning Balance                         1,085,132           963,730         23,500     1,047,817         49,853
                                                    -------------    --------------  ------------- ------------- --------------
Net Assets - Ending Balance                          $   991,436        $1,066,808   $     26,789    $1,316,254   $     42,479
                                                    =============    ==============  ============= ============= ==============

                                                        2005              2006           2007
                                                      Division          Division       Division
                                                   =============    ==============  =============
Investment Income:
 Dividends (Note 2)                               $      --         $          --  $         --
 Risk Charges and Administrative Expenses (Note 3       (3,597)   )          (644)       (1,980)
 Transaction Charges (Note 4)                           (2,213)              (410)       (1,095)
                                                  -------------     -------------- -------------
  Net Investment Income                                 (5,810)            (1,054)       (3,075)
                                                  -------------     -------------- -------------

Net Realized Gains (Losses)                             81,322              1,072        20,325
Net Unrealized Gains (Losses)                           96,375             34,117        78,995
                                                  -------------     -------------- -------------
  Net Realized and Unrealized Gains                    177,697             35,189        99,320
                                                  -------------     -------------- -------------

Net Increase in Net Assets
 Resulting from Operations                             171,887             34,135        96,245
                                                  -------------     -------------- -------------

Transfers of Net Premiums                                2,830              1,172         4,853
Transfers of Policy Loading, Net                        (5,690)              (538)       (2,658)
Transfers Due to Deaths                                     --                 --            --
Transfers Due to Other Terminations                   (271,318)                93       (42,338)
Transfers Due to Policy Loans                           55,216                 --            --
Transfers of Cost of Insurance                         (11,457)            (1,713)       (7,493)
Transfers of Loan Processing Charges                      (925)              (143)       (1,923)
Transfers Among Investment Divisions                   380,277                854         2,088
                                                  -------------     -------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 148,933               (275)      (47,471)
                                                  -------------     -------------- -------------

Total Increase (Decrease) in Net Assets                320,820             33,860        48,774
Net Assets - Beginning Balance                         729,307            103,483       313,059
                                                  -------------     -------------- -------------
Net Assets - Ending Balance                         $1,050,127        $   137,343   $   361,833
                                                  =============     ============== =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================


                                                         2008           2009          2010              2011            2013
                                                       Division       Division      Division          Division        Division
                                                    ============= ============== =============     ==============  =============
Investment Income:
 Dividends (Note 2)                                $          --  $         --  $         --       $          --   $         --
 Risk Charges and Administrative Expenses (Note 3)        (4,784)       (1,167)       (1,114)               (575)          (172)
 Transaction Charges (Note 4)                             (3,170)         (645)         (641)               (307)          (100)
                                                   -------------- ------------- -------------      --------------  -------------
  Net Investment Income                                   (7,954)       (1,812)       (1,755)               (882)          (272)
                                                   -------------- ------------- -------------      --------------  -------------

Net Realized Gains (Losses)                               86,673        38,209        48,554               1,915          2,053
Net Unrealized Gains (Losses)                            213,611        25,291        16,877              31,623          9,915
                                                   -------------- ------------- -------------      --------------  -------------
  Net Realized and Unrealized Gains                      300,284        63,500        65,431              33,538         11,968
                                                   -------------- ------------- -------------      --------------  -------------

Net Increase in Net Assets
 Resulting from Operations                               292,330        61,688        63,676              32,656         11,696
                                                   -------------- ------------- -------------      --------------  -------------

Transfers of Net Premiums                                  7,477         5,147           596                  --             --
Transfers of Policy Loading, Net                          (2,095)       (5,296)        5,297                (376)          (272)
Transfers Due to Deaths                                       --            --            --                  --             --
Transfers Due to Other Terminations                      (29,801)      (13,614)      (38,065)                 19             85
Transfers Due to Policy Loans                            (79,679)           58           964                  --             --
Transfers of Cost of Insurance                           (26,281)       (5,745)       (1,245)             (1,145)           (96)
Transfers of Loan Processing Charges                      (3,706)       (1,832)          (99)                 (1)           (40)
Transfers Among Investment Divisions                     (14,585)       (6,819)      (90,277)             (5,745)       (15,552)
                                                   -------------- ------------- -------------      --------------  -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (148,670)      (28,101)     (122,829)             (7,248)       (15,875)
                                                   -------------- ------------- -------------      --------------  -------------

Total Increase (Decrease) in Net Assets                  143,660        33,587       (59,153)             25,408         (4,179)
Net Assets - Beginning Balance                           859,630       169,855       234,380              79,085         37,594
                                                   -------------- ------------- -------------      --------------  -------------
Net Assets - Ending Balance                           $1,003,290   $   203,442   $   175,227         $   104,493   $     33,415
                                                   ============== ============= =============      ==============  =============

                                                         2014
                                                       Division
                                                    =============
Investment Income:
 Dividends (Note 2)                                  $        --
 Risk Charges and Administrative Expenses (Note 3)        (4,017)
 Transaction Charges (Note 4)                             (2,306)
                                                    -------------
  Net Investment Income                                   (6,323)
                                                    -------------

Net Realized Gains (Losses)                              193,176
Net Unrealized Gains (Losses)                             90,802
                                                    -------------
  Net Realized and Unrealized Gains                      283,978
                                                    -------------

Net Increase in Net Assets
 Resulting from Operations                               277,655
                                                    -------------

Transfers of Net Premiums                                  5,218
Transfers of Policy Loading, Net                           7,288
Transfers Due to Deaths                                       --
Transfers Due to Other Terminations                      (19,835)
Transfers Due to Policy Loans                            (40,770)
Transfers of Cost of Insurance                           (23,436)
Transfers of Loan Processing Charges                      (4,007)
Transfers Among Investment Divisions                     921,357
                                                    -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   845,815
                                                    -------------

Total Increase (Decrease) in Net Assets                1,123,470
Net Assets - Beginning Balance                           152,183
                                                    -------------
Net Assets - Ending Balance                           $1,275,653
                                                    =============


The accompanying notes are an integral part of these financial statements.


VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================

                                                                                                    Intermediate       Long-Term
                                                                                      Money          Government        Corporate
                                                                                     Reserve            Bond             Bond
                                                                Total                Division         Division         Division
                                                          ===================    ================= ================ ================
Investment Income:
 Dividends (Note 2)                                              $25,996,668     $     2,038,461   $    1,544,282   $     1,191,230
 Risk Charges and Administrative Expenses (Note 3)                (1,805,685)            (445,941)         (97,899)         (76,277)
 Transaction Charges (Note 4)                                        (46,666)                  --               --               --
                                                          -------------------    ----------------- ---------------- ----------------
  Net Investment Income (Loss)                                    24,144,317            1,592,520        1,446,383        1,114,953
                                                          -------------------    ----------------- ---------------- ----------------

Net Realized Gains (Losses)                                        2,602,180                   --         (177,834)        (211,500)
Net Unrealized Gains (Losses)                                    (35,959,961)                  --       (2,150,352)      (1,582,492)
                                                          -------------------    ----------------- ---------------- ----------------
  Net Realized and Unrealized Gains (Losses)                     (33,357,781)                  --       (2,328,186)      (1,793,992)
                                                          -------------------    ----------------- ---------------- ----------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        (9,213,464)           1,592,520         (881,803)        (679,039)
                                                          -------------------    ----------------- ---------------- ----------------

Transfers of Net Premiums                                         10,286,389            2,105,076          595,882          717,976
Transfers of Policy Loading, Net                                  (1,949,708)            (647,197)         (85,864)         (62,953)
Transfers Due to Deaths                                           (1,079,467)             188,317         (189,094)        (113,385)
Transfers Due to Other Terminations                              (41,501,886)         (11,512,781)      (1,787,286)      (2,060,010)
Transfers Due to Policy Loans                                     (8,424,647)          (2,713,350)        (374,708)        (410,329)
Transfers of Cost of Insurance                                    (6,692,074)          (1,444,557)        (373,425)        (417,776)
Transfers of Loan Processing Charges                                (113,254)             (28,459)          (5,648)          (6,978)
Transfers Among Investment Divisions                                      --           11,110,047       (2,038,610)        (584,158)
                                                          -------------------    ----------------- ---------------- ----------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                           (49,474,647)          (2,942,904)      (4,258,753)      (2,937,613)
                                                          -------------------    ----------------- ---------------- ----------------

Total Increase (Decrease) in Net Assets                          (58,688,111)          (1,350,384)      (5,140,556)      (3,616,652)
Net Assets - Beginning Balance                                   267,003,494           44,474,751       16,741,437       12,396,056
                                                          -------------------    ----------------- ---------------- ----------------
Net Assets - Ending Balance                               $       208,315,383      $   43,124,367    $  11,600,881  $     8,779,404
                                                          ===================    ================= ================ ================

                                                          Capital          Growth           Multiple             High
                                                           Stock           Stock            Strategy            Yield
                                                         Division         Division          Division           Division
                                                     ================ =============== =================== =================
Investment Income:
 Dividends (Note 2)                                  $     3,142,899  $   3,093,238   $      13,388,248   $         795,450
 Risk Charges and Administrative Expenses (Note 3)          (176,499)       (112,823)           (606,543)          (57,005)
 Transaction Charges (Note 4)                                     --              --                  --                --
                                                     ---------------- --------------- ------------------- -----------------
  Net Investment Income (Loss)                             2,966,400       2,980,415          12,781,705           738,445
                                                     ---------------- --------------- ------------------- -----------------

Net Realized Gains (Losses)                                  208,644      (2,584,380)          2,550,408            10,390
Net Unrealized Gains (Losses)                             (4,842,483)     (1,882,402)        (20,570,153)         (391,761)
                                                     ---------------- --------------- ------------------- -----------------
  Net Realized and Unrealized Gains (Losses)              (4,633,839)     (4,466,782)        (18,019,745)         (381,371)
                                                     ---------------- --------------- ------------------- -----------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,667,439)     (1,486,367)         (5,238,040)          357,074
                                                     ---------------- --------------- ------------------- -----------------

Transfers of Net Premiums                                  1,445,062         804,922           3,681,144           110,037
Transfers of Policy Loading, Net                            (167,633)       (100,545)           (554,156)          (52,361)
Transfers Due to Deaths                                     (153,228)       (111,062)           (527,570)          (12,948)
Transfers Due to Other Terminations                       (3,966,493)     (2,024,930)        (13,654,052)         (595,600)
Transfers Due to Policy Loans                               (556,554)       (214,557)         (2,991,108)         (198,064)
Transfers of Cost of Insurance                              (739,746)       (421,693)         (2,516,739)         (118,329)
Transfers of Loan Processing Charges                         (11,158)        (10,236)            (31,615)           (4,116)
Transfers Among Investment Divisions                        (702,846)     (1,837,221)         (1,795,752)       (2,062,458)
                                                     ---------------- --------------- ------------------- -----------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    (4,852,596)     (3,915,322)        (18,389,848)       (2,933,839)
                                                     ---------------- --------------- ------------------- -----------------

Total Increase (Decrease) in Net Assets                   (6,520,035)     (5,401,689)        (23,627,888)       (2,576,765)
Net Assets - Beginning Balance                            27,682,683      19,202,743          96,199,409        14,631,496
                                                     ---------------- --------------- ------------------- -----------------
Net Assets - Ending Balance                           $   21,162,648    $ 13,801,054   $      72,571,521   $    12,054,731
                                                     ================ =============== =================== =================



The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================

                                                       Natural         Global
                                                      Resources       Strategy      Balanced        1994
                                                      Division        Division      Division      Division
                                                    ==============  ============= ============= ==============
Investment Income:
 Dividends (Note 2)                                 $     30,546    $   499,770   $   272,544   $         --
 Risk Charges and Administrative Expenses (Note 3)        (10,553)       (89,027)      (35,488)       (11,313)
 Transaction Charges (Note 4)                                  --             --            --         (5,952)
                                                    --------------  ------------- ------------- --------------
  Net Investment Income (Loss)                             19,993        410,743       237,056        (17,265)
                                                    --------------  ------------- ------------- --------------

Net Realized Gains (Losses)                               (34,704)       650,378       133,302        737,888
Net Unrealized Gains (Losses)                               5,696     (1,333,212)     (637,932)      (677,612)
                                                    --------------  ------------- ------------- --------------
  Net Realized and Unrealized Gains (Losses)              (29,008)      (682,834)     (504,630)        60,276
                                                    --------------  ------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 (9,015)      (272,091)     (267,574)        43,011
                                                    --------------  ------------- ------------- --------------

Transfers of Net Premiums                                  45,732        408,394       263,760          6,489
Transfers of Policy Loading, Net                          (13,452)      (104,953)      (62,126)       (14,008)
Transfers Due to Deaths                                   (11,577)       (22,195)      (68,291)            --
Transfers Due to Other Terminations                      (231,264)    (2,117,745)   (1,412,845)       (49,981)
Transfers Due to Policy Loans                             (67,859)      (493,831)     (147,174)          (964)
Transfers of Cost of Insurance                            (30,032)      (239,462)     (137,339)       (23,527)
Transfers of Loan Processing Charges                       (1,175)        (6,030)       (1,447)          (460)
Transfers Among Investment Divisions                      130,897       (361,205)     (200,288)    (2,798,545)
                                                    --------------  ------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (178,730)    (2,937,027)   (1,765,750)    (2,880,996)
                                                    --------------  ------------- ------------- --------------

Total Increase (Decrease) in Net Assets                  (187,745)    (3,209,118)   (2,033,324)    (2,837,985)
Net Assets - Beginning Balance                          1,395,286     12,378,447     5,609,731      2,837,985
                                                    --------------  ------------- ------------- --------------
Net Assets - Ending Balance                            $1,207,541     $9,169,329    $3,576,407  $           0
                                                    ==============  ============= ============= ==============

                                                         1995          1996           1997          1998
                                                       Division      Division       Division      Division
                                                     ============= ============== ============= ==============
Investment Income:
 Dividends (Note 2)                                  $         --  $          --  $         --  $          --
 Risk Charges and Administrative Expenses (Note 3)        (17,838)        (7,412)      (10,614)        (5,066)
 Transaction Charges (Note 4)                              (8,838)        (3,274)       (5,122)        (2,816)
                                                     ------------- -------------- ------------- --------------
  Net Investment Income (Loss)                            (26,676)       (10,686)      (15,736)        (7,882)
                                                     ------------- -------------- ------------- --------------

Net Realized Gains (Losses)                               501,434         70,547       282,853         83,398
Net Unrealized Gains (Losses)                            (456,096)       (60,955)     (305,703)      (112,421)
                                                     ------------- -------------- ------------- --------------
  Net Realized and Unrealized Gains (Losses)               45,338          9,592       (22,850)       (29,023)
                                                     ------------- -------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 18,662         (1,094)      (38,586)       (36,905)
                                                     ------------- -------------- ------------- --------------

Transfers of Net Premiums                                  12,284          3,206        19,020          1,427
Transfers of Policy Loading, Net                          (19,384)       (11,563)      (18,743)        (2,856)
Transfers Due to Deaths                                      (758)          (322)         (482)       (47,511)
Transfers Due to Other Terminations                      (601,606)      (231,579)     (640,424)       (85,418)
Transfers Due to Policy Loans                            (168,335)         8,226       (43,306)         2,136
Transfers of Cost of Insurance                            (50,462)       (15,410)      (23,900)       (13,237)
Transfers of Loan Processing Charges                       (1,589)          (950)         (506)          (131)
Transfers Among Investment Divisions                       82,301        156,738       263,312         52,833
                                                     ------------- -------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (747,549)       (91,654)     (445,029)       (92,757)
                                                     ------------- -------------- ------------- --------------

Total Increase (Decrease) in Net Assets                  (728,887)       (92,748)     (483,615)      (129,662)
Net Assets - Beginning Balance                          2,844,313      1,018,339     1,868,760        900,983
                                                     ------------- -------------- ------------- --------------
Net Assets - Ending Balance                            $2,115,426    $   925,591    $1,385,145    $   771,321
                                                     ============= ============== ============= ==============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================

                                                       1999             2000            2001          2002          2003
                                                     Division         Division        Division      Division      Division
                                                   =============    ==============  ============= ============= ==============
Investment Income:
 Dividends (Note 2)                                $         --     $          --   $         --  $        --   $          --
 Risk Charges and Administrative Expenses (Note 3)       (1,394)           (6,794)        (6,834)         (150)        (7,713)
 Transaction Charges (Note 4)                              (841)           (3,295)        (3,547)          (82)        (3,591)
                                                   -------------    --------------  ------------- ------------- --------------
  Net Investment Income (Loss)                           (2,235)          (10,089)       (10,381)         (232)       (11,304)
                                                   -------------    --------------  ------------- ------------- --------------

Net Realized Gains (Losses)                              23,507            33,346         94,772           282         34,499
Net Unrealized Gains (Losses)                           (33,751)          (92,171)      (172,080)       (2,301)      (129,920)
                                                   -------------    --------------  ------------- ------------- --------------
  Net Realized and Unrealized Gains (Losses)            (10,244)          (58,825)       (77,308)       (2,019)       (95,421)
                                                   -------------    --------------  ------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                              (12,479)          (68,914)       (87,689)       (2,251)      (106,725)
                                                   -------------    --------------  ------------- ------------- --------------

Transfers of Net Premiums                                   950               989          6,604           576         12,306
Transfers of Policy Loading, Net                         (1,153)           (5,475)        (6,279)         (126)        (6,122)
Transfers Due to Deaths                                  (7,325)             (378)          (336)           (8)          (365)
Transfers Due to Other Terminations                          25               201       (112,058)            1        (44,914)
Transfers Due to Policy Loans                               295            21,349        (19,794)           --        (25,550)
Transfers of Cost of Insurance                           (3,479)          (13,189)       (21,350)         (487)       (16,570)
Transfers of Loan Processing Charges                        (26)              (73)          (533)           (1)          (107)
Transfers Among Investment Divisions                    (86,671)          268,010         19,510        (1,913)        86,674
                                                   -------------    --------------  ------------- ------------- --------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (97,384)          271,434       (134,236)       (1,958)         5,352
                                                   -------------    --------------  ------------- ------------- --------------

Total Increase (Decrease) in Net Assets                (109,863)          202,520       (221,925)       (4,209)      (101,373)
Net Assets - Beginning Balance                          331,272           882,612      1,185,655        27,709      1,149,190
                                                   -------------    --------------  ------------- ------------- --------------
Net Assets - Ending Balance                         $   221,409        $1,085,132    $   963,730  $     23,500     $1,047,817
                                                   =============    ==============  ============= ============= ==============
                                                        2004              2005           2006
                                                      Division          Division       Division
                                                    =============     ============== =============
Investment Income:
 Dividends (Note 2)                                 $         --      $          --  $         --
 Risk Charges and Administrative Expenses (Note 3)          (285)            (4,350)         (701)
 Transaction Charges (Note 4)                                (76)            (2,271)         (382)
                                                    -------------     -------------- -------------
  Net Investment Income (Loss)                              (361)            (6,621)       (1,083)
                                                    -------------     -------------- -------------

Net Realized Gains (Losses)                                  (14)            12,064         5,861
Net Unrealized Gains (Losses)                               (682)           (73,754)      (18,694)
                                                    -------------     -------------- -------------
  Net Realized and Unrealized Gains (Losses)                (696)           (61,690)      (12,833)
                                                    -------------     -------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,057)           (68,311)      (13,916)
                                                    -------------     -------------- -------------

Transfers of Net Premiums                                     --              5,091         1,172
Transfers of Policy Loading, Net                            (310)            (3,200)         (684)
Transfers Due to Deaths                                      (17)              (254)          (36)
Transfers Due to Other Terminations                            9            (14,921)       (6,758)
Transfers Due to Policy Loans                                248             (5,950)       (9,949)
Transfers of Cost of Insurance                            (1,428)           (12,551)       (1,723)
Transfers of Loan Processing Charges                         (64)              (141)           (5)
Transfers Among Investment Divisions                      52,472            113,825        (3,687)
                                                    -------------     -------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                    50,910             81,899       (21,670)
                                                    -------------     -------------- -------------

Total Increase (Decrease) in Net Assets                   49,853             13,588       (35,586)
Net Assets - Beginning Balance                                --            715,719       139,069
                                                    -------------     -------------- -------------
Net Assets - Ending Balance                         $     49,853        $   729,307   $   103,483
                                                    =============     ============== =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1994 (Continued)
================================================================================

                                                       2007           2008                2009            2010          2011
                                                     Division       Division            Division        Division      Division
                                                   ============== =============      ==============  ============= =============
Investment Income:
 Dividends (Note 2)                                $          --  $         --       $          --   $         --  $         --
 Risk Charges and Administrative Expenses (Note 3)        (3,662)       (8,086)             (3,476)        (1,113)         (535)
 Transaction Charges (Note 4)                             (1,148)       (3,398)             (1,013)          (560)         (292)
                                                   -------------- -------------      --------------  ------------- -------------
  Net Investment Income (Loss)                            (4,810)      (11,484)             (4,489)        (1,673)         (827)
                                                   -------------- -------------      --------------  ------------- -------------

Net Realized Gains (Losses)                               17,744       114,790              36,594          7,576         4,943
Net Unrealized Gains (Losses)                            (59,883)     (237,968)           (104,889)       (26,744)      (16,374)
                                                   -------------- -------------      --------------  ------------- -------------
  Net Realized and Unrealized Gains (Losses)             (42,139)     (123,178)            (68,295)       (19,168)      (11,431)
                                                   -------------- -------------      --------------  ------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                               (46,949)     (134,662)            (72,784)       (20,841)      (12,258)
                                                   -------------- -------------      --------------  ------------- -------------

Transfers of Net Premiums                                  6,495        19,407               7,971            596         3,821
Transfers of Policy Loading, Net                          (1,851)       (2,027)             (2,746)        (1,049)         (463)
Transfers Due to Deaths                                     (109)         (299)                (59)           (82)          (27)
Transfers Due to Other Terminations                       (1,593)      (61,711)           (283,275)            43        (5,319)
Transfers Due to Policy Loans                             (1,035)      (10,182)                 51         (4,353)           --
Transfers of Cost of Insurance                            (9,626)      (34,455)             (8,422)        (1,306)       (1,661)
Transfers of Loan Processing Charges                        (387)       (1,387)                 (8)           (11)           (4)
Transfers Among Investment Divisions                     (15,508)      (81,540)            (10,478)        79,893       (22,278)
                                                   -------------- -------------      --------------  ------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   (23,614)     (172,194)           (296,966)        73,731       (25,931)
                                                   -------------- -------------      --------------  ------------- -------------

Total Increase (Decrease) in Net Assets                  (70,563)     (306,856)           (369,750)        52,890       (38,189)
Net Assets - Beginning Balance                           383,622     1,166,486             539,605        181,490       117,274
                                                   -------------- -------------      --------------  ------------- -------------
Net Assets - Ending Balance                          $   313,059   $   859,630         $   169,855    $   234,380  $     79,085
                                                   ============== =============      ==============  ============= =============

                                                         2013           2014
                                                       Division       Division
                                                    ============== =============
Investment Income:
 Dividends (Note 2)                                 $          --  $        --
 Risk Charges and Administrative Expenses (Note 3)           (151)         (143)
 Transaction Charges (Note 4)                                 (85)          (83)
                                                    -------------- -------------
  Net Investment Income (Loss)                               (236)         (226)
                                                    -------------- -------------

Net Realized Gains (Losses)                                (5,309)          701
Net Unrealized Gains (Losses)                               2,041         5,087
                                                    -------------- -------------
  Net Realized and Unrealized Gains (Losses)               (3,268)        5,788
                                                    -------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                 (3,504)        5,562
                                                    -------------- -------------

Transfers of Net Premiums                                      --            --
Transfers of Policy Loading, Net                             (252)         (177)
Transfers Due to Deaths                                       (13)          (53)
Transfers Due to Other Terminations                             7           391
Transfers Due to Policy Loans                                  --            --
Transfers of Cost of Insurance                               (148)          (45)
Transfers of Loan Processing Charges                           (2)           (7)
Transfers Among Investment Divisions                       40,134       146,512
                                                    -------------- -------------

Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                     39,726       146,621
                                                    -------------- -------------

Total Increase (Decrease) in Net Assets                    36,222       152,183
Net Assets - Beginning Balance                              1,372            --
                                                    -------------- -------------
Net Assets - Ending Balance                          $     37,594   $   152,183
                                                    ============== =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twenty-seven investment divisions. Ten of the divisions each invest solely in the shares of the ten corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund), a no-load, open-end, diversified, series management investment company registered under the 1940 Act. The Series Fund's investment advisor is Merrill Lynch Asset Management, L.P. Seventeen of the divisions each invest solely in the units of the seventeen corresponding series trusts of The Merrill Lynch Fund of Stripped (AZero@) U.S. Treasury Securities, Series A through K (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain of Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

On January 31, 1997, the Receiver, with Court approval, appointed a Special Deputy Receiver for Monarch Life. The Special Deputy Receiver is responsible for the management of Monarch Life=s operations and reports to the Receiver as has been the case with Monarch Life=s President, who recently announced plans to retire at the end of the first quarter of 1997. The Receiver=s active involvement in the rehabilitation of Monarch Life will not change.

Insurance departments of various jurisdictions have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Louisiana (1994), Michigan (1995), Missouri (1994), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing disability income insurance, variable life, and annuity business. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

         INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units sold and redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares and units of the Series Fund and the Trusts and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the statements of operations and changes in net assets.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyholders' investment base.

NOTE 5-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Since June 13, 1995, Baystate Capital Services, Inc. (BCSI), has been the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life. Prior to June 13, 1995, the function of principal underwriter and general distributor was performed by First Variable Capital Services, Inc., a wholly-owned subsidiary of First Variable Life Insurance Company (FVL). Prior to September 22, 1994, FVL was a wholly-owned subsidiary of Monarch Life. Effective September 22, 1994, FVL is no longer an affiliate of Monarch Life.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE 6-AMOUNTS RETAINED

The amount retained by Monarch Life in the Account includes unamortized allocated policy loading (see Note 3), in part and may be transferred in future periods by Monarch Life to its general account. The total unamortized allocated policy loading ($745,587 at December 31, 1996 and $1,571,802 at December 31,
1995) is in excess of the amount retained by Monarch Life because of amounts provided for future policy benefits ($347,626 at December 31, 1996 and $404,427 at December 31, 1995) which are included in the net assets for variable life policies at December 31, 1996 and December 31, 1995.

NOTE 7-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account during the year ended December 31, 1996, are shown below:

                                                                             Purchases                 Sales
                                                                             ---------                 -----
         Money Reserve Portfolio                                       $     44,768,300      $      49,021,594
         Intermediate Government Bond Portfolio                               1,166,830              2,214,189
         Long-Term Corporate Bond Portfolio                                     840,296              1,529,880
         Capital Stock Portfolio                                              8,386,201              6,728,197
         Growth Stock Portfolio                                               9,270,805              9,621,752
         Multiple Strategy Portfolio                                         10,792,520              9,578,177
         High Yield Bond Portfolio                                           34,227,267             32,675,889
         Natural Resources Portfolio                                          1,913,332              1,474,948
         Global Strategy Portfolio                                            3,028,594              3,162,612
         Balanced Portfolio                                                   1,004,960              1,193,475
         1996 Trust                                                                 148                605,411
         1997 Trust                                                              27,400                243,415
         1998 Trust                                                              24,377                 67,366
         1999 Trust                                                                 539                 95,962
         2000 Trust                                                              33,495                187,089
         2001 Trust                                                             100,751                214,045
         2002 Trust                                                                 --                     607
         2003 Trust                                                             111,468                202,026
         2004 Trust                                                                  96                  6,973
         2005 Trust                                                              28,090                176,881
         2006 Trust                                                              66,868                 18,185
         2007 Trust                                                               2,662                 12,200
         2008 Trust                                                               4,116                142,064
         2009 Trust                                                             196,887                192,264
         2010 Trust                                                              80,118                 69,362
         2011 Trust                                                               1,796                 72,062
         2013 Trust                                                              79,861                 79,687
         2014 Trust                                                           2,960,419              2,741,498
                                                                      -----------------      ------------------
         Totals                                                       $     119,118,196      $     122,327,810
                                                                      =================      =================

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
================================================================================


NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.